Bank Borrowings and Bank Overdraft - Schedule of Bank Borrowings and Bank Overdraft (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Current
Current borrowings	RM 1,227,285	$ 300,525	RM 1,173,088
Non-current
Non-current borrowings	3,239,408	793,235	3,859,445
Bank Borrowings [Member]
Current
Current borrowings	1,227,285	300,525	1,173,088
Non-current
Non-current borrowings	3,239,408	793,235	3,859,445
Current Bank Borrowings [Member]
Current
Current borrowings	1,227,285	300,525	1,173,088
Non-Current Bank Borrowings [Member]
Non-current
Non-current borrowings	RM 4,466,693	$ 1,093,760	RM 5,032,533